Mercury
U.S. Small Cap
Growth
Fund


OF MERCURY FUNDS, INC.



SEMI-ANNUAL REPORT
NOVEMBER 30, 2000


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of small cap companies located in the United States that Fund management believes have above average prospects for earnings growth. The Fund may also invest in securities that Fund management believes are undervalued. In addition, the Fund may invest up to 10% of its assets in stocks of companies located in Canada. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master U.S. Small Cap Growth Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.


Mercury U.S. Small Cap Growth Fund of
Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


SECTOR REPRESENTATION

As a Percentage of Net Assets as of November 30, 2000

A pie chart illustrating the following percentages:

Consumer Staples              1.5%
Energy                        9.6%
Materials & Processing        2.6%
Capital Goods                 4.9%
Utilities                     1.7%
Consumer Discretionary       15.9%
Financial Services           10.8%
Autos -- Transportation       0.3%
Technology                   23.4%
Health Care                  20.1%
Cash Equivalents              9.2%


INVESTMENTS AS OF NOVEMBER 30, 2000

                                        Percent of
Ten Largest Holdings                    Net Assets

Medicis Pharmaceutical (Class A)            2.5%
Cytyc Corporation                           2.4
Investors Financial Services                2.1
NetIQ Corporation                           2.1
The BISYS Group, Inc.                       2.1
Henry Schein, Inc.                          1.8
Education Management Corporation            1.7
ChoicePoint Inc.                            1.7
Administaff, Inc.                           1.6
SBA Communications Corporation              1.6


                                       Percent of
Ten Largest Industries                 Net Assets

Services - Commercial                       9.5%
Software Systems                            8.7
Drugs & Pharmaceuticals                     8.1
Medical & Dental Instruments &
Supplies                                    7.7
Communications Technology                   5.5
Computer Services                           5.0
Oil - Crude Producers                       4.9
Biotechnology Research and
Production                                  4.8
Machinery--Oil Well Equipment and
Services                                    4.7
Banks                                       2.8



November 30, 2000   2   Mercury U.S. Small Cap Growth Fund


DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. The Fund seeks long-term capital growth by investing in a diversified portfolio of equity securities of small cap companies located in the United States (the Fund can also invest up to 10% of its assets in the equity securities of companies located in Canada). The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Investment Environment
For the six months ended November 30, 2000, US equity markets declined, continuing the share price weakness that began earlier in the year. While the average small cap share price (-5.77%, as represented by the Russell 2000 Index), slightly outperformed the average large cap share price (-7.29%, as represented by the Russell 1000 Index), small cap growth stocks and technology-related shares significantly underperformed the broader market. This period of underperformance for the small cap growth asset class (-18.46%, as measured by the Russell 2000 Growth Index) can be attributed to several key factors, the most important of which was the continued contraction of valuations that began in the first calendar quarter (after the rapid and unsustainable rise in prices and valuations that occurred in the early part of calendar 2000, which we described in our previous report to shareholders). There were other factors contributing to the decline in equity prices overall and the negative investment sentiment, including the early effects of higher nominal interest rates, significantly higher energy prices, a strong US dollar and weaker retail sales.

Several large companies began to miss analysts' earnings estimates, including some of the large cap growth leaders: The Home Depot, Inc., Microsoft Corporation and Dell Computer Corporation. These factors, combined with tension in the Middle East as well as domestic uncertainty regarding the US presidential election results, drove investor sentiment to new lows, taking valuations with it.

Despite the continued difficult environment, the Fund's Class I, Class A, Class B, and Class C Shares had total returns of -6.92%, -7.07%, -7.38% and -7.42%, respectively, for the six-month period ended November 30, 2000. The Fund outperformed relative to its primary benchmark, the unmanaged Russell 2000 Growth Index as well as the median Lipper Small Cap Growth Fund, which had total returns of -18.46% and -9.41%, respectively, for the same period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 and 7 of this report to shareholders.) Relative to large cap stocks and the broader market, the Fund performed in line with the unmanaged Russell 1000 Index and the unmanaged Standard & Poor's 500 Index, which had total returns of -7.29% and -6.92%, respectively, for the six months ended November 30, 2000. The Fund outperformed despite an environment in which growth stocks (with the Russell 2000 Growth Index returning -18.5%) underperformed value stocks (with Russell 2000 Value Index returning +7.8%) for the period.

November 30, 2000   3   Mercury U.S. Small Cap Growth Fund

Portfolio Activities
The Fund outperformed principally because of successful stock selection. This is despite a difficult environment for small cap growth stocks, as we described. Stock selection was driven by a combination of successful holdings within the consumer discretionary, technology and financial services sectors. Individual contributors to outperformance during the period included: MMC Networks, Inc. (network processor semiconductor developer, which announced it would be acquired by Applied Micro Circuits); Net IQ Corporation (Windows 2000 administration and performance management system-software developer, which announced a strategic relationship with Microsoft); CryoLife, Inc. (a human organ transplant company, which has developed a surgical sealant known as BioGlue); Education Management Corporation (a for-profit college offering degrees in areas such as the culinary arts); and Investors Financial Services (a provider of outsourced custody and fund administration services to mutual fund companies).

During the period, we reduced the Portfolio's overweighted position relative to our primary benchmark in technology (reducing exposure to semiconductors and other more highly valued shares), and invested further in the health care (including junior pharmaceutical, biotech and testing services), consumer discretionary (including outsourcing service providers and content companies) and finance (insurance and thrifts) sectors. The Portfolio continues to be overweighted in the energy sector, including exploration and production and service companies (particularly those that have natural gas exposure, given the significant rise in natural gas prices year over year).

Portfolio themes that contributed to performance included semiconductors, education services and transaction processors. Certain holdings in the Internet infrastructure and software theme detracted from Fund performance during the period. In terms of sector selection, the Fund was negatively affected slightly because of an overweighted position in the technology sector, as technology was the second-worst performing sector of the benchmark after utilities.

Investment Outlook
As calendar year 2000 ends, it will likely be remembered as one of the more challenging years for technology shares (and investors), after several years of strong returns. Similarly, small cap growth stocks have endured one of the toughest environments for many years. While it is difficult to predict the direction the economy and share prices will take over the short run, it is comforting that both a deep and long (in terms of duration) correction for the small cap growth segment is probably largely behind us, and that high valuations have in many cases become more realistic, based on traditional valuation metrics. The move by the Federal Reserve Board to decrease interest rates, should provide a better backdrop for equities in general.

We believe it is likely that innovation will continue at a rapid pace in the small cap segment in areas such as technology and health care and that consolidation will probably continue in this segment of the market. Our investment approach continues to emphasize identifying these future leaders early in their life cycle, and benefiting from the share price performance over this protracted growth period.

November 30, 2000   4   Mercury U.S. Small Cap Growth Fund

In Conclusion
We thank you again for your continued investment in the Mercury U.S. Small Cap Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


(Jeffrey Peek)
Jeffrey Peek
President and Director


(James A. Skinner, III)
James A. Skinner, III
Portfolio Manager

January 2, 2001



November 30, 2000   5   Mercury U.S. Small Cap Growth Fund



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


AGGREGATE TOTAL RETURN
                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**
Inception (10/29/99)
through 9/30/00                           +59.43%        +51.06%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**
Inception (10/29/99)
through 9/30/00                           +57.91%        +53.91%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.

                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**
Inception (10/29/99)
through 9/30/00                           +59.00%        +50.65%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**
Inception (10/29/99)
through 9/30/00                           +57.88%        +56.88%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


November 30, 2000   6   Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA (CONCLUDED)


RECENT PERFORMANCE RESULTS*

                                6-Month        12-Month   Since Inception
As of November 30, 2000       Total Return   Total Return   Total Return

Class I                          -6.92%         +9.99%         +22.31%
Class A                          -7.07          +9.64          +21.92
Class B                          -7.38          +8.88          +20.96
Class C                          -7.42          +8.83          +20.92

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/29/99.


November 30, 2000   7   Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2000
MERCURY U.S. SMALL CAP GROWTH FUND
Assets:
Investment in Mercury Master U.S. Small Cap Growth Portfolio, at value
(identified cost--$267,827,532)                                                            $255,730,818
Prepaid registration fees                                                                       146,052
                                                                                           ------------
Total assets                                                                                255,876,870
                                                                                           ------------

Liabilities:
Payable to distributor                                                                          194,942
Payable to administrator                                                                         42,894
Accrued expenses and other liabilities                                                          242,562
                                                                                           ------------
Total liabilities                                                                               480,398
                                                                                           ------------

Net Assets:
Net assets                                                                                 $255,396,472
                                                                                           ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                           $       250
Class A Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                                   240
Class B Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                                 1,168
Class C Shares of Common Stock, $.0001 par value, 100,000,000
shares authorized                                                                                   661
Paid-in capital in excess of par                                                            281,408,230
Accumulated investment loss--net                                                            (2,412,931)
Accumulated realized capital losses on investments from the Portfolio--net                 (11,504,432)
Unrealized depreciation on investments from the Portfolio--net                             (12,096,714)
                                                                                           ------------
Net assets                                                                                 $255,396,472
                                                                                           ============

Net Asset Value:
Class I--Based on net assets of $27,711,589 and 2,503,437 shares
outstanding                                                                                $      11.07
                                                                                           ============
Class A--Based on net assets of $26,575,458 and 2,404,584 shares
outstanding                                                                                $      11.05
                                                                                           ============
Class B--Based on net assets of $128,416,040 and 11,677,168 shares
outstanding                                                                                $      11.00
                                                                                           ============
Class C--Based on net assets of $72,693,385 and 6,614,057 shares
outstanding                                                                                $      10.99
                                                                                           ============

See Notes to Financial Statements.

November 30, 2000   8   Mercury U.S. Small Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2000
Mercury U.S. Small Cap Growth Fund
Investment Income (Loss):
Investment income allocated from the Portfolio                                              $   641,053
Expenses allocated from the Portfolio                                                       (1,248,758)
                                                                                           ------------
Net investment loss from the Portfolio                                                        (607,705)
                                                                                           ============

Expenses:
Account maintenance and distribution fees--Class B                       $   766,725
Account maintenance and distribution fees--Class C                           432,914
Administration fees                                                          306,328
Registration fees                                                             76,276
Transfer agent fees--Class B                                                  57,556
Account maintenance fees--Class A                                             41,267
Transfer agent fees--Class C                                                  35,641
Printing and shareholder reports                                              28,676
Offering costs                                                                26,971
Professional fees                                                             10,207
Transfer agent fees--Class I                                                   9,691
Transfer agent fees--Class A                                                   9,564
Accounting services                                                            1,145
Other                                                                          2,265
                                                                        ------------
Total expenses                                                                                1,805,226
                                                                                           ------------
Investment loss--net                                                                        (2,412,931)
                                                                                           ------------

Realized & Unrealized Loss from the Portfolio--Net:
Realized loss on investments from the Portfolio--net                                        (9,420,137)
Change in unrealized depreciation on investments from the Portfolio--net                   (11,961,708)
                                                                                           ------------
Net Decrease in Net Assets Resulting from Operations                                      $(23,794,776)
                                                                                           ============

See Notes to Financial Statements.

November 30, 2000   9   Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY U.S. SMALL CAP GROWTH FUND
                                                                       For the Six       For the Period
                                                                       Months Ended    October 29, 1999++
                                                                       November 30,         to May 31,
Increase (Decrease) in Net Assets:                                         2000                2000
Operations:
Investment loss--net                                                 $   (2,412,931)     $   (2,016,681)
Realized gain (loss) on investments from the
Portfolio--net                                                           (9,420,137)         26,543,423
Change in unrealized depreciation on investments from
the Portfolio--net                                                      (11,961,708)          (135,006)
                                                                      --------------      -------------
Net increase (decrease) in net assets resulting from
operations                                                              (23,794,776)         24,391,736
                                                                      --------------      -------------

Distributions to Shareholders:
Realized gain on investments from the Portfolio--net:
   Class I                                                               (3,046,388)                 --
   Class A                                                               (2,983,617)                 --
   Class B                                                              (13,212,085)                 --
   Class C                                                               (7,458,682)                 --
                                                                      --------------      -------------
Net decrease in net assets resulting from distributions to
shareholders                                                            (26,700,772)                 --
                                                                      --------------      -------------

Capital Share Transactions:
Net increase in net assets derived from capital share
transactions                                                              50,700,847        230,699,437
                                                                      --------------      -------------

Net Assets:
Total increase in net assets                                                 205,299        255,091,173
Beginning of period                                                      255,191,173            100,000
                                                                       -------------      -------------
End of period                                                          $ 255,396,472     $  255,191,173
                                                                       =============      =============

++Commencement of operations.

See Notes to Financial Statements.

November 30, 2000   11   Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS
MERCURY U.S. SMALL CAP GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                       Class I                 Class A
                                                                 For the     For the     For the     For the
                                                                   Six        Period       Six        Period
                                                                  Months     Oct. 29,     Months     Oct. 29,
                                                                  Ended     1999++ to     Ended     1999++ to
                                                                 Nov. 30,    May 31,     Nov. 30,    May 31,
Increase (Decrease) in Net Asset Value:                         2000+++++      2000     2000+++++      2000
Per Share Operating Performance:
Net asset value, beginning of period                              $  13.14    $  10.00   $  13.12    $  10.00
                                                                  --------    --------   --------    --------
Investment loss--net                                                 (.05)       (.04)      (.07)       (.07)
Realized and unrealized gain (loss) on
investments from the Portfolio--net                                  (.64)        3.18      (.64)        3.19
                                                                  --------    --------   --------    --------
Total from investment operations                                     (.69)        3.14      (.71)        3.12
                                                                  --------    --------   --------    --------
Less distributions from realized gain on
investments from the Portfolio--net                                 (1.38)          --     (1.36)          --
                                                                  --------    --------   --------    --------
Net asset value, end of period                                    $  11.07    $  13.14   $  11.05    $  13.12
                                                                  ========    ========   ========    ========

Total Investment Return:**
Based on net asset value per share                              (6.92%)+++   31.40%+++ (7.07%)+++   31.20%+++
                                                                  ========    ========   ========    ========

Ratios to Average Net Assets:
Expenses++++                                                        1.17%*      1.23%*     1.42%*      1.49%*
                                                                  ========    ========   ========    ========
Investment loss--net                                               (.75%)*     (.63%)*    (1.00%)*    (.83%)*
                                                                  ========    ========   ========    ========

Supplemental Data:
Net assets, end of period (in thousands)                          $ 27,712    $ 27,417   $ 26,575    $ 28,396
                                                                  ========    ========   ========    ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.

November 30, 2000   11   Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY U.S. SMALL CAP GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                       Class B                 Class C
                                                                  For the    For the     For the     For the
                                                                    Six       Period       Six        Period
                                                                   Months    Oct. 29,     Months     Oct. 29,
                                                                   Ended    1999++ to     Ended     1999++ to
                                                                  Nov. 30,   May 31,     Nov. 30,    May 31,
Increase (Decrease) in Net Asset Value:                          2000+++++     2000     2000+++++      2000
Per Share Operating Performance:
Net asset value, beginning of period                              $  13.06    $  10.00   $  13.06    $  10.00
                                                                  --------    --------   --------    --------
Investment loss--net                                                 (.13)       (.12)      (.13)       (.11)
Realized and unrealized gain (loss) on
investments from the Portfolio--net                                  (.62)        3.18      (.62)        3.17
                                                                  --------    --------   --------    --------
Total from investment operations                                     (.75)        3.06      (.75)        3.06
                                                                  --------    --------   --------    --------
Less distributions from realized gain on
investments from the Portfolio--net                                 (1.31)          --     (1.32)          --
                                                                  --------    --------   --------    --------
Net asset value, end of period                                    $  11.00    $  13.06   $  10.99    $  13.06
                                                                  ========    ========   ========    ========

Total Investment Return:**
Based on net asset value per share                              (7.38%)+++   30.60%+++ (7.42%)+++   30.60%+++
                                                                  ========    ========   ========    ========

Ratios to Average Net Assets:
Expenses++++                                                        2.19%*      2.25%*     2.19%*      2.25%*
                                                                  ========    ========   ========    ========
Investment loss--net                                               (1.77%)*   (1.62%)*    (1.77%)*   (1.64%)*
                                                                  ========    ========   ========    ========

Supplemental Data:
Net assets, end of period (in thousands)                          $128,416    $128,607   $ 72,693    $ 70,771
                                                                  ========    ========   ========    ========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.

November 30, 2000   12   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS

MERCURY U.S. SMALL CAP GROWTH FUND

1 Significant Accounting Policies:
Mercury U.S. Small Cap Growth Fund (the "Fund") is a part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


November 30, 2000   13   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2 Transactions With Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                             Account        Distribution
                                         Maintenance Fee        Fee

Class A                                        .25%              --
Class B                                        .25%             .75%
Class C                                        .25%             .75%

Pursuant to a subagreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended November 30, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                               FAMD               MLPF&S

Class I                                       $  85              $ 1,186
Class A                                      $5,747              $98,669

For the six months ended November 30, 2000, MLPF&S received contingent deferred sales charges of $218,952 and $29,211 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $3,410 relating to transactions subject to front-end sales charge waivers in Class A.

November 30, 2000   14   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.

3 Investments:
Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2000, were $29,173,661 and $6,904,468, respectively.

4 Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $50,700,847 and $230,699,437 for the six months ended November 30, 2000, and for the period October 29, 1999 to May 31, 2000, respectively.

Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                     521,070      $ 7,353,037
Shares issued to shareholders in
reinvestment of distributions                   199,933        2,635,122
                                            ----------------------------
Total issued                                    721,003        9,988,159
Shares redeemed                               (304,553)      (4,131,980)
                                            ----------------------------
Net increase                                    416,450      $ 5,856,179
                                            ===========================

Class I Shares for the Period
October 29, 1999++ to May 31, 2000             Shares      Dollar Amount

Shares sold                                   2,461,245      $32,784,460
Shares redeemed                               (376,758)      (6,018,012)
                                            ----------------------------
Net increase                                  2,084,487      $26,766,448
                                            ============================

++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

Class A Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                     292,768      $ 4,151,835
Shares issued to shareholders in
reinvestment of distributions                   200,675        2,642,895
                                            ----------------------------
Total issued                                    493,443        6,794,730
Shares redeemed                               (253,950)      (3,608,948)
                                            ----------------------------
Net increase                                    239,493      $ 3,185,782
                                            ============================

November 30, 2000   15   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class A Shares for the Period
October 29, 1999++ to May 31, 2000              Shares     Dollar Amount

Shares sold                                   2,710,717      $30,487,987
Shares redeemed                               (548,126)      (8,112,344)
                                            ----------------------------
Net increase                                  2,162,591      $22,375,643
                                            ============================

++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

Class B Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                   1,727,305     $ 24,474,452
Shares issued to shareholders in
reinvestment of distributions                   855,527       11,241,620
                                            ----------------------------
Total issued                                  2,582,832       35,716,072
Shares redeemed                               (755,809)     (10,659,882)
                                            ----------------------------
Net increase                                  1,827,023     $ 25,056,190
                                            ============================

Class B Shares for the Period
October 29, 1999++ to May 31, 2000             Shares      Dollar Amount

Shares sold                                  10,727,310     $127,257,600
Shares redeemed                               (879,665)     (13,136,170)
                                            ----------------------------
Net increase                                  9,847,645     $114,121,430
                                            ============================

++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAMfor $25,000.

Class C Shares for the Six Months
Ended November 30, 2000                        Shares      Dollar Amount

Shares sold                                   1,048,545     $ 14,948,903
Shares issued to shareholders in
reinvestment of distributions                   524,006        6,880,198
                                            ----------------------------
Total issued                                  1,572,551       21,829,101
Shares redeemed                               (379,034)      (5,226,405)
                                            ----------------------------
Net increase                                  1,193,517     $ 16,602,696
                                            ============================

Class C Shares for the Period
October 29, 1999++ to May 31, 2000             Shares      Dollar Amount

Shares sold                                   5,849,249     $ 73,641,277
Shares redeemed                               (431,209)      (6,205,361)
                                            ----------------------------
Net increase                                  5,418,040     $ 67,435,916
                                            ============================

++Prior to October 29, 1999 (commencement of operations), the Fund issued 2,500 shares to FAMfor $25,000.


November 30, 2000   16   Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                                         In US Dollars
                  Shares                                                                          Percent of
Industry           Held                    Common Stocks                            Value         Net Assets
Banks             25,000      Commerce Bancorp, Inc.                           $  1,426,562             0.6%
                  81,900      Investors Financial Services                        5,395,163             2.1
                  28,000      The South Financial Group, Inc.                       271,250             0.1
                                                                               ------------           ------
                                                                                  7,092,975             2.8

Biotechnology     75,000      ++Aclara Biosciences Inc.                             876,563             0.3
Research &        15,200      ++Alexion Pharmaceuticals, Inc.                     1,267,300             0.5
Production        19,200      ++ArthroCare Corporation                              312,000             0.1
                  59,000      ++Cephalon, Inc.                                    2,728,750             1.1
                  31,300      ++Discovery Partners International                    187,800             0.1
                  89,900      ++Genaissance Pharmaceuticals, Inc.                 1,730,575             0.7
                  93,200      ++Genomic Solutions Inc.                              681,525             0.2
                 105,000      ++Geron Corporation                                 1,732,500             0.7
                  56,400      ++Sangamo Biosciences, Inc.                         1,015,200             0.4
                  19,700      ++TCV Therapeutics, Inc.                            1,375,306             0.5
                  12,900      ++Transkaryotic Therapies, Inc.                       486,975             0.2
                                                                               ------------           ------
                                                                                 12,394,494             4.8

Communications    33,800      ++Anaren Microwave, Inc.                            1,278,062             0.5
Technology        71,200      ++Finisar Corporation                               1,655,400             0.6
                  30,100      ++JNI Corp.                                         1,200,238             0.5
                  83,400      ++Liberate Technologies, Inc.                         880,913             0.3
                  50,700      ++McData Corporation (Class B)                      2,744,138             1.1
                  87,200      ++Optibase Ltd.                                       953,750             0.4
                  59,000      ++SeaChange International, Inc.                     1,371,750             0.5
                  82,100      ++Tekelec                                           2,545,100             1.0
                  99,600      ++Virata Corporation                                1,419,300             0.6
                                                                               ------------           ------
                                                                                 14,048,651             5.5

Computer          19,300      ++Bottomline Technologies, Inc.                       332,925             0.1
Services         115,600      ++Certicom Corp.                                    1,907,400             0.7
                  81,600      ++Forrester Research, Inc.                          3,060,000             1.2
                 108,500      ++Intertrust Technologies Corporation                 434,000             0.2
                  84,400      ++Macrovision Corporation                           3,476,225             1.4
                  26,000      ++Tumbleweed Communications
                              Corporation                                           386,750             0.1
                  49,300      ++Vastera, Inc.                                       493,000             0.2
                 120,700      ++WatchGuard Technologies, Inc.                     2,745,925             1.1
                                                                               ------------           ------
                                                                                 12,836,225             5.0


November 30, 2000   17   Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                         In US Dollars
                  Shares                                                                          Percent of
Industry           Held                    Common Stocks                            Value         Net Assets
Diversified      122,500      ++The BISYS Group, Inc.                          $  5,252,187             2.1%
Financial
Services

Diversified      255,300      ++Armor Holdings, Inc.                              4,036,931             1.6
Manufacturing

Drug--Grocery     62,400      ++Whole Foods Market, Inc.                          3,658,200             1.4
Store Chain

Drugs &           58,800      ++CIMA Labs Inc.                                    3,134,775             1.2
Pharmaceuticals   98,300      ++Medicis Pharmaceutical (Class A)                  6,242,050             2.5
                 129,200      ++Noven Pharmaceuticals, Inc.                       3,359,200             1.3
                 117,600      ++Priority Healthcare Corporation
                              (Class B)(a)                                        3,131,100             1.2
                 249,700      ++SICOR Inc.                                        3,729,894             1.5
                  23,200      ++United Therapeutics Corporation                   1,123,750             0.4
                                                                               ------------           ------
                                                                                 20,720,769             8.1

Education         73,500      ++Career Education Corporation                      2,636,812             1.0
Services         126,400      ++Education Management Corporation                  4,273,900             1.7
                                                                               ------------           ------
                                                                                  6,910,712             2.7

Electrical &      81,100      C&D Technologies, Inc.                              3,304,825             1.3
Electronics       48,800      ++Littelfuse Inc.                                   1,247,450             0.5
                                                                               ------------           ------
                                                                                  4,552,275             1.8

Electronics       89,100      Methode Electronics                                 1,826,550             0.7

Electronics--     33,000      ++Elantec Semiconductor, Inc.                       1,241,625             0.5
Semiconductors--  47,400      ++MIPS Technologies, Inc. (Class A)                 1,276,838             0.5
Components        57,700      ++OmniVision Technologies, Inc.                       344,397             0.1
                 115,000      ++Pemstar Inc.                                        819,375             0.3
                  60,300      ++Stanford Microdevices, Inc.                       1,092,938             0.4
                  19,100      ++Tripath Technology Inc.                             229,200             0.1
                                                                               ------------           ------
                                                                                  5,004,373             1.9

Electronics--     53,300      ++ScanSource, Inc.                                  2,575,056             1.0
Technology


November 30, 2000   18   Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                         In US Dollars
                  Shares                                                                         Percent of
Industry           Held                    Common Stocks                            Value         Net Assets
Insurance--       29,300      Arthur J. Gallagher & Co.                        $  1,728,700             0.7%
Multiline         71,800      StanCorp Financial Group, Inc.                      3,105,350             1.2
                                                                               ------------           ------
                                                                                  4,834,050             1.9

Investment        25,400      ++Affiliated Managers Group, Inc.                   1,122,362             0.4
Management

Machinery--      126,800      ++National-Oilwell, Inc.                            4,041,750             1.6
Oil Well         397,300      ++Newpark Resources, Inc.                           3,004,581             1.2
Equipment &      268,600      ++Superior Energy Services, Inc.                    2,400,613             0.9
Services         117,700      ++UTI Energy Corp.                                  2,633,538             1.0
                                                                               ------------           ------
                                                                                 12,080,482             4.7

Medical & Dental  91,200      ++Biosite Diagnostics Incorporated                  3,397,200             1.3
Instruments &     86,200      ++CryoLife, Inc.                                    3,561,138             1.4
Supplies         112,605      ++Cytyc Corporation                                 6,094,746             2.4
                 172,200      ++Henry Schein, Inc.                                4,552,538             1.8
                  77,500      ++Novoste Corporation                               1,976,250             0.8
                                                                               ------------           ------
                                                                                 19,581,872             7.7

Metals &          88,800      ++Stillwater Mining Company                         2,991,672             1.2
Minerals

Miscellaneous     36,500      ++LightPath Technologies, Inc.
Technology                    (Class A)                                             520,125             0.2

Oil--Crude        81,700      ++Barrett Resources Corporation                     3,155,662             1.2
Producers         51,700      Devon Energy Corporation                            2,546,225             1.0
                 118,000      ++Louis Dreyfus Natural Gas Corp.                   3,805,500             1.5
                  63,300      ++Stone Energy Corporation                          3,180,825             1.2
                                                                               ------------           ------
                                                                                 12,688,212             4.9

Production--      27,500      ++Active Power, Inc.                                  371,250             0.1
Technology       100,200      ++EMCORE Corporation                                3,344,175             1.3
Equipment                                                                      ------------           ------
                                                                                  3,715,425             1.4



November 30, 2000   19   Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)
                                                                                         In US Dollars
                  Shares                                                                          Percent of
Industry           Held                    Common Stocks                            Value         Net Assets
Publishing--      87,400      ++Information Holdings Inc.                      $  1,813,550             0.7%
Miscellaneous

Restaurants      101,900      ++Sonic Corp.                                       3,974,100             1.6

Retail           156,000      ++Sharper Image Corporation                         2,593,500             1.0

Savings &        150,000      Golden State Bancorp Inc.                           3,825,000             1.5
Loans

Security         122,800      Jeffreries Group, Inc.                              3,070,000             1.2
Brokerage &      226,100      ++Wit Soundview Group, Inc.                         1,172,894             0.5
Services                                                                       ------------           ------
                                                                                  4,242,894             1.7

Services--       117,200      ABM Industries, Inc.                                3,347,525             1.3
Commercial       123,300      ++Administaff, Inc.                                 4,199,598             1.6
                  80,100      ++ChoicePoint Inc.                                  4,215,262             1.7
                  89,600      ++The Corporate Executive Board
                              Company                                             3,203,200             1.3
                  90,600      ++Getty Images, Inc.                                2,514,150             1.0
                  57,320      ++MAXIMUS, Inc.                                     1,622,873             0.6
                  56,000      ++ProBusiness Services, Inc.                        1,806,000             0.7
                 154,682      ++Watson Wyatt & Company Holdings                   3,393,336             1.3
                                                                               ------------           ------
                                                                                 24,301,944             9.5

Software          35,500      ++Agile Software Corporation                        1,637,437             0.6
Systems          182,200      ++BackWeb Technologies Ltd.                         1,355,112             0.5
                  27,800      ++Check Point Software Technologies Ltd.            2,851,237             1.1
                 187,400      ++MatrixOne, Inc.                                   2,061,400             0.8
                  67,057      ++NetIQ Corporation                                 5,381,324             2.1
                  76,600      ++Numerical Technologies, Inc.                      1,187,300             0.5
                 103,000      ++OTG Software, Inc.                                1,918,375             0.8
                  56,300      ++Peregrine Systems, Inc.                             911,356             0.4
                  72,500      ++Precise Software Solutions Ltd.                   2,030,000             0.8
                  90,300      ++Ulticom, Inc.                                     2,850,094             1.1
                                                                               ------------           ------
                                                                                 22,183,635             8.7


November 30, 2000   20   Mercury U.S. Small Cap Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)
                                                                                         In US Dollars
                  Shares                                                                          Percent of
Industry           Held                    Common Stocks                            Value         Net Assets
Telecommuni-     182,600      ++Endwave Corporation                            $  1,700,463             0.7%
cation           109,900      ++SBA Communications Corporation                    4,066,300             1.6
                                                                               ------------           ------
Equipment                                                                         5,766,763             2.3

Truckers          36,100      USFreightways Corporation                             938,600             0.4

Utilities--       13,700      ++Lexent Inc.                                         244,887             0.1
Telecommuni-     100,700      ++Microcell Telecommunications Inc.                 2,316,100             0.9
cations          109,300      ++WinStar Communications, Inc.                      1,584,850             0.6
                                                                               ------------           ------
                                                                                  4,145,837             1.6

                              Total Common Stocks
                              (Cost--$244,326,125)                              232,229,421            90.8

                   Face
                  Amount               Short-Term Securities

Commercial    $5,084,000      General Motors Acceptance Corp.,
Paper**                       6.56% due 12/01/2000                                5,084,000             2.0

                              Total Short-Term Securities
                              (Cost--$5,084,000)                                  5,084,000             2.0

                              Total Investments
                              (Cost--$249,410,125)                              237,313,421            92.8

                              Other Assets Less Liabilities                       5,417,520             2.1

                              Time Deposit*                                      13,000,000             5.1
                                                                               ------------           ------

                              Net Assets                                       $255,730,941           100.0%
                                                                               ============           ======



*Time deposit bears interest at 6.562% and matures on 12/01/2000.
**Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
++Non-income producing security.
(a)Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company
Act of 1940) are as follows:

                                            Net Share          Net     Dividend
Industry             Affiliate               Activity         Cost      Income

Drugs &             Priority Healthcare     117,600        $3,111,333    +++
Pharmaceuticals     Corporation (Class B)

+++Non-income producing security.

See Notes to Financial Statements.



November 30, 2000   21   Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2000
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Assets:
Investments, at value (identified cost--$249,410,125)                                      $237,313,421
Cash                                                                                             29,788
Time deposit                                                                                 13,000,000
Receivables:
   Securities sold                                                        $7,199,390
   Contributions                                                             469,471
   Dividends                                                                  26,743
   Interest                                                                    2,370          7,697,974
                                                                        ------------
Prepaid expenses and other assets                                                                49,063
                                                                                           ------------
Total assets                                                                                258,090,246
                                                                                           ------------

Liabilities:
Payables:
   Securities purchased                                                                       1,310,298
   Withdrawals                                                                                  898,764
   Investment adviser                                                                           150,243
                                                                                           ------------
Total liabilities                                                                             2,359,305
                                                                                           ------------

Net Assets:
Net assets                                                                                 $255,730,941
                                                                                           ============

Net Assets Consist of:
Partners' capital                                                                          $267,827,645
Unrealized depreciation on investments                                                     (12,096,704)
                                                                                           ------------
Net assets                                                                                 $255,730,941
                                                                                           ============

See Notes to Financial Statements.

November 30, 2000   22   Mercury U.S. Small Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2000
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Investment Income:
Interest and discount earned                                                                $   484,239
Dividends                                                                                       156,814
                                                                                           ------------
Total income                                                                                    641,053
                                                                                           ============

Expenses:
Investment advisory fees                                                $  1,073,207
Accounting services                                                           79,411
Custodian fees                                                                40,069
Professional fees                                                             32,224
Trustees' fees and expenses                                                   16,005
Offering costs                                                                 6,862
Pricing fees                                                                     642
Other                                                                            338
                                                                        ------------
Total expenses                                                                                1,248,758
                                                                                           ------------
Investment loss--net                                                                          (607,705)
                                                                                           ------------

Realized & Unrealized Loss on Investments--Net:
Realized loss from investments--net                                                         (9,420,142)
Change in unrealized depreciation on investments--net                                      (11,961,711)
                                                                                           ------------
Net Decrease in Net Assets Resulting from Operations                                      $(21,989,558)
                                                                                           ============

See Notes to Financial Statements.

November 30, 2000   23   Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES
IN NET ASSETS
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
                                                                     For the Six        For the Period
                                                                     Months Ended     October 29, 1999++
                                                                     November 30,         to May 31,
Increase (Decrease) in Net Assets:                                       2000                2000
Operations:
Investment loss--net                                                  $    (607,705)     $    (236,532)
Realized gain (loss) on investments--net                                 (9,420,142)         26,543,442
Change in unrealized depreciation on investments--net                   (11,961,711)          (134,993)
                                                                      --------------     --------------
Net increase (decrease) in net assets resulting from
operations                                                              (21,989,558)         26,171,917
                                                                      --------------     --------------

Net Capital Contributions:
Increase in net assets derived from net capital
contributions                                                             22,269,193        229,179,289
                                                                      --------------     --------------

Net Assets:
Total increase in net assets                                                 279,635        255,351,206
Beginning of period                                                      255,451,306            100,100
                                                                      --------------     --------------
End of period                                                          $ 255,730,941      $ 255,451,306
                                                                      ==============     ==============

++Commencement of operations.

See Notes to Financial Statements.

November 30, 2000   24   Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS
MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
The following ratios have been derived from information provided in the financial statements.
                                                                     For the Six         For the Period
                                                                     Months Ended      October 29, 1999++
                                                                  November 30, 2000     to May 31, 2000
Ratios to Average Net Assets:
Expenses                                                                       .81%*              .79%*
                                                                      ==============      =============
Investment loss--net                                                          (.40%)*           (.17%)*
                                                                      ==============      =============

Supplemental Data:
Net assets, end of period (in thousands)                              $      255,731      $     255,451
                                                                      ==============      =============
Portfolio turnover                                                            67.09%             76.81%
                                                                      ==============      =============

*Annualized.
++Commencement of operations.
See Notes to Financial Statements.

November 30, 2000   25   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

1  Significant Accounting Policies:
Mercury U.S. Small Cap Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


November 30, 2000   26   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.


November 30, 2000   27   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums and discounts on debt securities effective June 1, 2001. Prior to this date, the Portfolio did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of May 31, 2001.

2 Investment Advisory Agreement and Transactions With Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Mercury Advisors ("Mercury Advisors") with respect to the Portfolio, pursuant to which Mercury Advisors may provide investment advisory services with respect to the Portfolio's assets. FAM has agreed to pay Mercury Advisors a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that FAM actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

November 30, 2000   28   Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Accounting services were provided to the Portfolio by FAM.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $3,954 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended
November 30, 2000.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.

3 Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2000 were $198,100,467 and $189,368,473, respectively.

Net realized losses for the six months ended November 30, 2000 and net unrealized losses as of November 30, 2000 were as follows:

                                               Realized       Unrealized
                                                Losses          Losses

Long-term investments                   $   (9,420,142)    $(12,096,704)
                                        -------------------------------
Total investments                       $   (9,420,142)    $(12,096,704)
                                        ===============================

As of November 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $12,096,704, of which $44,806,491 related to appreciated securities and $56,903,195 related to depreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $249,410,125.

4  Short-Term Borrowings:
On December 3, 1999, the Portfolio, along with certain other funds managed by FAM and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank of America, N.A. The Portfolio did not borrow under the facility during the six months ended November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as administrative agent.


November 30, 2000   29   Mercury U.S. Small Cap Growth Fund


OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


November 30, 2000   30   Mercury U.S. Small Cap Growth Fund